Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Stock based-compensation -management				$ 37,500	$ 240,000
Professional fees					59,370
Other expense
Change in fair value of derivative liabilities	$ (231,849)	$ (5,634)	$ (32,340)	4,241
Net loss	(526,819)	(130,397)	(3,316,192)	(1,106,962)	(1,255,497)
Revision of Prior Period, Adjustment [Member]
Revenue	66,023	47,369	544,327	196,326	162,857
Cost of revenue	55,150	0	314,395	0
Gross profit	10,873	47,369	229,932	196,326
Operating expenses
General and administrative	179,526	107,345	850,811	640,009	869,380
Sales and marketing	85	30,000	60,435	120,000	0
Stock based-compensation -management			0	37,500	240,000
Professional fees	14,782	7,210	2,353,858	86,217	59,370
Total operating expenses	194,393	144,555	3,265,104	883,726	1,387,534
Loss from operations	(183,520)	(97,186)	(3,035,172)	(687,400)	(1,224,677)
Other expense
Interest expense	(111,450)	(38,845)	(313,360)	(65,821)	(30,820)
Change in fair value of derivative liabilities	(231,849)	5,634	32,340	(4,241)	0
Total other expense	(343,299)	(33,211)	(281,020)	(70,062)	(30,820)
Loss before income taxes	(526,819)	(130,397)	(3,316,192)	(757,462)	(1,255,497)
Provision for income taxes	0	0	0	0	0
Net loss	$ (526,819)	$ (130,397)	$ (3,316,192)	$ (757,462)	$ (1,255,497)
Loss per share - basic	$ (0.01)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.01)
Loss per share - diluted	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	94,619,434	88,579,434	93,107,105	88,575,069	87,766,041
Weighted average number of common shares outstanding - diluted	94,619,434	88,579,434	93,107,105	88,575,069	87,766,041